Expense Example - Preferred Securities and Income Fund	Dec. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 486
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	974
Expense Example, with Redemption, 10 Years	1,698
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,095
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 966